Financial structure and financial costs - Foreign exchange risk sensitivity (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025	Dec. 31, 2025 $ / €	Dec. 31, 2025 $ / £	Dec. 31, 2024 USD ($)	Dec. 31, 2024 $ / €	Dec. 31, 2024 $ / £	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / £
Sensitivity analysis
Shareholders' equity at historical exchange rate	$ 128,916				$ 133,117			$ 130,454
Currency translation adjustment before net investment hedge	(14,028)				(15,254)			(13,696)
Net investment hedge - open instruments	(5)				(5)			(5)
Shareholders' equity at exchange rate as of the end of the period	114,883				117,858			116,753
Foreign exchange risk
Sensitivity analysis
Exchange rates			0.85	0.74		0.96	0.8		0.9	0.79
Impact on shareholders equity and net income
Reasonably possible increase in risk assumption (as a percent)		10.00%
Reasonably possible decrease in risk assumption (as a percent)		(10.00%)
Euro
Sensitivity analysis
Shareholders' equity at historical exchange rate	16,012				20,336			19,198
Currency translation adjustment before net investment hedge	(7,875)				(8,584)			(7,881)
Net investment hedge - open instruments	(5)				(5)			(5)
Shareholders' equity at exchange rate as of the end of the period	8,132				11,747			11,312
Euro | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	813
Impact of an increase in exchange rates on net income (TotalEnergies share)	(53)
Impact of a decrease in exchange rates on shareholders' equity	(813)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	53
U.S. Dollar
Sensitivity analysis
Shareholders' equity at historical exchange rate	93,346				93,078			92,202
Shareholders' equity at exchange rate as of the end of the period	93,346				93,078			92,202
Pound Sterling
Sensitivity analysis
Shareholders' equity at historical exchange rate	4,116				4,439			4,732
Currency translation adjustment before net investment hedge	(2,144)				(2,372)			(2,285)
Shareholders' equity at exchange rate as of the end of the period	1,972				2,067			2,447
Pound Sterling | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	197
Impact of an increase in exchange rates on net income (TotalEnergies share)	25
Impact of a decrease in exchange rates on shareholders' equity	(197)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	(25)
Other currencies
Sensitivity analysis
Shareholders' equity at historical exchange rate	15,442				15,264			14,322
Currency translation adjustment before net investment hedge	(4,009)				(4,298)			(3,530)
Shareholders' equity at exchange rate as of the end of the period	$ 11,433				$ 10,966			$ 10,792